VIA EDGAR	SunAmerica Asset Management, LLC 2919 Allen Parkway Houston, TX 77019
May 2, 2016

Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549	713.831.1312 713.831.5931 Fax louis.ducote@valic.com

Louis O. Ducote
Re: Anchor Series Trust (the “Registrant”) Securities Act File No. 002-86188 Investment Company Act File No. 811-03836	Counsel

Ladies and Gentlemen:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file this certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

The Registrant hereby certifies that:

1. the forms of prospectus and statement of additional information listed in Appendix A, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment, would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 67 under the 1933 Act and the Investment Company Act of 1940, as amended, was filed electronically on April 18, 2016 (SEC Accession No. 0001193125-16-544995). Post-Effective Amendment No. 67 became effective on April 29, 2016 pursuant Rule 485(b) under the 1933 Act. The Registrant’s forms of prospectus listed in Appendix B will be filed on May 2, 2016 under separate cover pursuant to Rule 497(c) under the 1933 Act.

Should you have any questions or comments concerning the enclosed materials, please call the undersigned at
(713) 831-1312.

Sincerely,

/s/ Louis O. Ducote

Louis O. Ducote

Enclosures

cc:	Thomas D. Peeney, Esq.

Appendix A

Prospectus dated May 1, 2016 with respect to Class 1, Class 2 and Class 3 shares of the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Natural Resources Portfolio, SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio.

Statement of Additional Information dated May 1, 2016 with respect to Class 1, Class 2 and Class 3 shares of the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Natural Resources Portfolio, SA BlackRock Multi-Asset Income Portfolio and Strategic Multi-Asset Portfolio.

Appendix B

Prospectus dated May 1, 2016 with respect to Class 1, Class 2 and Class 3 shares of the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio and Natural Resources Portfolio.

Prospectus dated May 1, 2016 with respect to Class 3 shares of the Capital Appreciation Portfolio.

Prospectus dated May 1, 2016 with respect to Class 3 shares of the Government and Quality Bond Portfolio.

Prospectus dated May 1, 2016 with respect Class 3 shares of the Capital Appreciation Portfolio and Government and Quality Bond Portfolio.